Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Statements [Line Items]
Total revenues	$ 54,921	$ 44,754	$ 100,161	$ 88,772	$ 180,460
Total cost of revenues	32,454	25,825	58,578	49,094	104,053
Gross profit	22,467	18,929	41,583	39,678	76,407
Research and development expenses	2,200	3,219	4,381	7,465	12,995
Selling and marketing expenses	4,938	4,558	9,691	9,068	18,455
General and administrative expenses	5,819	4,067	11,048	8,265	18,724
Other expenses		14		14
Operating income	9,510	7,071	16,463	14,866	26,233
Financial income	434	453	859	987	1,921
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(432)	(974)	(693)	(723)	(1,171)
Revaluation of long- term liabilities	1,048	(605)	(490)	(2,380)	(2,652)
Financial expenses	(371)	(192)	(559)	(384)	(864)
Income before tax on income	10,189	5,753	15,580	12,366	23,467
Taxes on income	(927)	1,623	(2,186)	(1,026)	(3,269)
Net Income	9,262	7,376	13,394	11,340	20,198
Other Comprehensive Income (loss) :
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain on cash flow hedges	694	677	784	563	1,069
Net amounts transferred to the statement of profit or loss for cash flow hedges	(528)	(104)	(801)	(158)	(943)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain from defined benefit plan	20	2	9	10	21
Total comprehensive income (loss)	$ 9,448	$ 7,951	$ 13,386	$ 11,755	$ 20,345
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.16	$ 0.13	$ 0.23	$ 0.2	$ 0.35
Diluted net earnings per share (in Dollars per share)	$ 0.16	$ 0.13	$ 0.23	$ 0.19	$ 0.35
Proprietary Products
Statements [Line Items]
Total revenues	$ 47,699	$ 38,436	$ 83,926	$ 78,453	$ 156,206
Total cost of revenues	26,604	20,842	44,806	40,580	83,928
Distribution
Statements [Line Items]
Total revenues	7,222	6,318	16,235	10,319	24,254
Total cost of revenues	$ 5,850	$ 4,983	$ 13,772	$ 8,514	$ 20,125